OTHER CURRENT ASSETS, NET - Allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER CURRENT ASSETS, NET
Balance at beginning of period	¥ 556	$ 83	¥ 99
Additional provision	20	3	457
Balance at end of period	¥ 576	$ 86	¥ 556